SUMMARY OF INVESTMENT IN UNCONSOLIDATED ENTITIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	$ 2,907,242	$ 6,600,940
Less, allowance for impairment losses	(1,537,000)	(1,537,000)
Investments	1,370,242	5,063,940
Investments	1,370,242	5,063,940
GNTW Stock Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	966,000	3,570,000
GNTW Common Stock [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	106,379	393,141
Stemtech Convertible Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	297,863	1,100,799
Moji Life, LLC. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Subtotal	$ 1,537,000	$ 1,537,000